Income Tax - Reconciliation of the federal income tax rate (Details)	12 Months Ended
Dec. 31, 2019
Reconciliation of the federal income tax rate to the Company's effective tax rate
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in valuation allowance	8.00%
Income tax provision	29.00%